ACCOUNTING CHANGES	12 Months Ended
Dec. 31, 2016
ACCOUNTING CHANGES
ACCOUNTING CHANGES

NOTE B. ACCOUNTING CHANGES

New Standards to be Implemented

In January 2017, the Financial Accounting Standards Board (FASB) issued guidance which clarifies the definition of a business. The guidance provides a more robust framework to use in determining when a set of assets and activities acquired or sold is a business. The guidance is effective January 1, 2018 and early adoption is permitted. The guidance will be applied prospectively to any transactions occurring within the period of adoption. The company adopted the guidance effective January 1, 2017 and does not expect a material impact in the consolidated financial statements.

In October 2016, the FASB issued guidance which requires an entity to recognize the income tax consequences of intra-entity transfers of assets, other than inventory, at the time of transfer. Assets within the scope of the guidance include intellectual property and property, plant and equipment. The guidance is effective January 1, 2018 and early adoption is permitted. The company adopted the guidance on January 1, 2017 using the required modified retrospective method. At adoption, $95 million and $47 million were reclassified from investments in sundry assets and prepaid and other current assets, respectively into retained earnings. Additionally, net deferred taxes of $244 million were established in deferred taxes in the Consolidated Statement of Financial Position, resulting in a cumulative-effect net credit to retained earnings of $102 million. In January 2017, the company had a transaction generating approximately $400 million to $500 million benefit to income tax expense, income from continuing operations and net income for the three months ended March 31, 2017. The ongoing impact of this guidance will be dependent on any transaction that is within its scope.

In June 2016, the FASB issued guidance for credit impairment based on an expected loss model rather than an incurred loss model. The guidance requires the consideration of all available relevant information when estimating expected credit losses, including past events, current conditions and forecasts and their implications for expected credit losses. The guidance is effective January 1, 2020 with a one year early adoption permitted. The company is evaluating the impact of the new guidance.

In March 2016, the FASB issued guidance which changes the accounting for share-based payment transactions, including the income tax consequences, classification of awards as either equity or liabilities and classification in the Consolidated Statement of Cash Flows. The guidance was effective January 1, 2017 and upon transition did not have a material impact in the Consolidated Statement of Financial Position. The ongoing impact of the guidance could result in increased volatility in the provision for income taxes and earnings per share in the Consolidated Statement of Earnings, depending on the company’s share price at exercise or vesting of share-based awards compared to grant date, however these impacts are not expected to be material. The guidance also requires cash payments on behalf of employees for shares directly withheld for taxes to be presented as financing outflows in the Consolidated Statement of Cash Flows. Prior to adoption, the company reported this activity as an operating cash outflow. For the years ended December 31, 2016 and 2015, respectively, the amounts for this activity that were recorded as operating cash outflows were $126 million and $248 million. This provision of the guidance requires retrospective application upon adoption on January 1, 2017.

In February 2016, the FASB issued guidance which changes the accounting for leases. The guidance requires lessees to recognize right-of-use assets and lease liabilities for most leases in the Consolidated Statement of Financial Position. The guidance makes some changes to lessor accounting, including the elimination of the use of third-party residual value guarantee insurance in the capital lease test, and overall aligns with the new revenue recognition guidance. The guidance also requires qualitative and quantitative disclosures to assess the amount, timing and uncertainty of cash flows arising from leases. The company will adopt the guidance as of the effective date of January 1, 2019. The company is currently evaluating the impact of the new guidance on its consolidated financial results and expects it will have a material impact on the Consolidated Statement of Financial Position. The company’s operating lease commitments were $6.9 billion at December 31, 2016. In 2016, the use of third-party residual value guarantee insurance resulted in the company recognizing $220 million of sales-type lease revenue that would otherwise have been recognized over the lease period as operating lease revenue.

In January 2016, the FASB issued guidance which addresses aspects of recognition, measurement, presentation and disclosure of financial instruments. Certain equity investments will be measured at fair value with changes recognized in net income. The amendment also simplifies the impairment test of equity investments that lack readily determinable fair value. The guidance is effective January 1, 2018 and early adoption is not permitted except for limited provisions. The guidance is not expected to have a material impact in the consolidated financial results.

The FASB issued guidance on the recognition of revenue from contracts with customers in May 2014 with amendments in 2015 and 2016. Revenue recognition will depict the transfer of promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods or services. The guidance also requires disclosures regarding the nature, amount, timing and uncertainty of revenue and cash flows arising from contracts with customers. The guidance permits two methods of adoption: retrospectively to each prior reporting period presented, or retrospectively with the cumulative effect of initially applying the guidance recognized at the date of initial application (the cumulative catch-up transition method). The guidance was initially effective January 1, 2017 and early adoption was not permitted. The amended guidance provides for a one-year deferral of the effective date to January 1, 2018, with an option of applying the standard on the original effective date. The company will adopt the guidance on January 1, 2018 and apply the cumulative catch-up transition method.

Given the scope of work required to implement the recognition and disclosure requirements under the new standard, the company began its assessment process in 2014 and has since made significant progress, including identification of changes to policy, processes, systems and controls.

The company expects revenue recognition for its broad portfolio of hardware, software and services offerings to remain largely unchanged. However, the guidance is expected to change the timing of revenue recognition in certain areas, including accounting for certain software licenses. These impacts are not expected to be material. The company expects to continue to recognize revenue for term license (recurring license charge) software arrangements on a monthly basis over the period that the client is entitled to use the license due to the contractual terms in these arrangements.

Since the company currently expenses sales commissions as incurred, the requirement in the new standard to capitalize certain in-scope sales commissions is being evaluated to determine its potential impact in the consolidated financial statements in the year of adoption. There will be no impact to cash flows.

The company continues to assess all potential impacts of the guidance and given normal ongoing business dynamics, preliminary conclusions are subject to change.

Standards Implemented

In November 2015, the FASB issued guidance which requires deferred tax liabilities and assets be classified as noncurrent in the statement of financial position. The guidance was effective January 1, 2016 with early adoption permitted. The company adopted the guidance in the fourth quarter of 2015 on a retrospective basis. The guidance was a change in financial presentation only.

In September 2015, the FASB issued guidance eliminating the requirement that an acquirer in a business combination account for a measurement-period adjustment retrospectively. Instead, an acquirer will recognize a measurement-period adjustment during the period in which the amount of the adjustment is determined. In addition, the portion of the amount recorded in current-period earnings by line item that would have been recorded in previous reporting periods if the adjustment to the provisional amounts had been recognized as of the acquisition date should be presented separately on the face of the income statement or disclosed in the notes. The guidance was effective January 1, 2016 on a prospective basis. The guidance did not have a material impact in the consolidated financial results.

In May 2015, the FASB issued guidance which removed the requirement to categorize within the fair value hierarchy all investments for which fair value is measured using the net asset value per share practical expedient. The amendments also removed the requirement to make certain disclosures for all investments that are eligible to be measured at fair value using the net asset value per share practical expedient. Rather, those disclosures are limited to investments for which the entity has elected to measure the fair value using that practical expedient. The guidance was effective January 1, 2016. The guidance was a change in disclosure only and did not have an impact in the consolidated financial results.

In April 2015, the FASB issued guidance about whether a cloud computing arrangement includes a software license. If the arrangement includes a software license, then the customer should account for the software license consistent with the acquisition of other software licenses. If the arrangement does not include a software license, the customer should account for the arrangement as a services contract. All software licenses recognized under this guidance will be accounted for consistent with other licenses of intangible assets. The guidance was effective January 1, 2016 and the company adopted it on a prospective basis. The guidance did not have a material impact in the consolidated financial results.

In April 2015, the FASB issued guidance which requires debt issuance costs related to a recognized debt liability to be presented in the balance sheet as a direct deduction from the carrying amount of that debt liability, consistent with debt discounts. The guidance was effective January 1, 2016 with early adoption permitted. The company adopted the guidance in the fourth quarter of 2015 on a retrospective basis. The company had debt issuance costs of $82 million and $74 million at December 31, 2016 and 2015, respectively. Debt issuance costs were previously included in investments and sundry assets in the Consolidated Statement of Financial Position.